ORGANIZATION AND BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following are the Company’s assets and liabilities, measured at fair value on a recurring basis, as of June 30, 2016 and December 31, 2015:

		Fair Value
	Fair Value	Hierarchy
Assets
Marketable securities, June 30, 2016	$2,700	Level 1
Marketable securities, December 31, 2015	$3,600	Level 1

Liabilities
Derivative Liability , June 30, 2016	$3,999,298	Level 3
Derivative Liability , December 31, 2015	$439,361	Level 3

The following are the Company’s assets and liabilities, measured at fair value on a recurring basis, as of December 31, 2015 and 2014:

		Fair Value
	Fair Value	Hierarchy
Assets
Marketable securities, December 31, 2015	$3,600	Level 1
Marketable securities, December 31, 2014	$13,800	Level 1

Liabiilities
Derivative Liability , At Issuance	$627,293	Level 3
Derivative Liability , December 31, 2015	$439,361	Level 3